FINANCIAL INSTRUMENTS (Details 4) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024
Increase in loss allowance
Write-offs
At March 31, 2025
Non Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024		5,004	4,144
Increase in loss allowance			860
Write-offs		(5,004)
At March 31, 2025			5,004
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024		5,004	4,144
Increase in loss allowance			860
Write-offs		(5,004)
At March 31, 2025			$ 5,004